Recurring Fair Value Measurements (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques - Growth Capital Acquisition Corp. [Member]
Sep. 30, 2021 USD ($)
Level 1 [Member]
Assets:
Investments held in Trust Account	$ 172,516,064
Liabilities
Warrant Liability	8,711,250
Level 1 [Member] | Money Market Mutual Funds [Member]
Assets:
Investments held in Trust Account	172,516,064
Level 2 [Member]
Assets:
Investments held in Trust Account
Liabilities
Warrant Liability
Level 2 [Member] | Money Market Mutual Funds [Member]
Assets:
Investments held in Trust Account
Level 3 [Member]
Assets:
Investments held in Trust Account
Liabilities
Warrant Liability	5,278,500
Level 3 [Member] | Money Market Mutual Funds [Member]
Assets:
Investments held in Trust Account
Public Warrants [Member] | Level 1 [Member]
Liabilities
Warrant Liability	8,711,250
Public Warrants [Member] | Level 2 [Member]
Liabilities
Warrant Liability
Public Warrants [Member] | Level 3 [Member]
Liabilities
Warrant Liability
Private Warrants [Member] | Level 1 [Member]
Liabilities
Warrant Liability
Private Warrants [Member] | Level 2 [Member]
Liabilities
Warrant Liability
Private Warrants [Member] | Level 3 [Member]
Liabilities
Warrant Liability	$ 5,278,500